DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2024
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation and Going Concern

Basis of Presentation and Going Concern

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Such consolidated financial statements were prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The result of operations, assets and liabilities and cash flows of the Divested Businesses are presented as discontinued operations in the Company’s consolidated financial statements for all periods presented.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Nebius Group N.V. and the entities it controls. All inter-company transactions and balances within the Group have been eliminated upon consolidation.

Noncontrolling interests in consolidated subsidiaries are included in the consolidated balance sheets as a separate component of equity. The Group reports consolidated net income/(loss) inclusive of both the Company’s and the noncontrolling interests’ share, as well as amounts of consolidated net income/(loss) attributable to each of the Company and the noncontrolling interests.

Deconsolidation and Discontinued Operations

Deconsolidation and Discontinued Operations

The Company uses deconsolidation accounting upon the loss of control of a subsidiary generally determined to be less than 50% owned. Upon deconsolidation, the Company will no longer present the subsidiary’s assets, liabilities, and results of operations in its consolidated financial statements. If the Company owns more than 20% but less than 50% the Company will continue to report under the equity method, in case significant influence over the investee is maintained.

The Company considers the provisions of ASC 205 “Discontinued operations” and analyzes whether the disposed portion of the Company’s operations qualifies as held-for-sale and presentation of discontinued operations. In the period that a discontinued operation is classified as held for sale and for all prior periods presented, the assets, liabilities and operations of the component are presented separately in the Group’s consolidated balance sheets and consolidated statements of operations. Prior period financial statements and the accompanying notes have been restated for the presentation of discontinued operations.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and amounts of revenues and expenses for the reporting period. Actual results could differ from those estimates. The most significant estimates relate to useful lives of property and equipment and intangible assets, fair value of financial instruments, fair values of share-based awards, recoverability of deferred tax assets, uncertain tax positions, and tax provisions. The Group bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Foreign Currency Translation

Foreign Currency Translation

The functional currency of Nebius Group N.V. is the U.S. dollar. The functional currency of the Group’s other businesses, including Divested Businesses, which are incorporated in other countries is generally the respective local currency. Following the completion of the Divestment, the Group changed the reporting currency from the Russian Ruble to the U.S. dollar, which better reflects the geography of operations and key focus markets of the continuing businesses. The change in reporting currency was applied retrospectively. Consolidated financial statements for all periods and the accompanying notes thereto presented have been recast into U.S. dollars as if the change had occurred on January 1, 2022. Equity components were translated using approximate historical exchange rates for the periods before January 1, 2022.

The U.S. dollar is currently the Company’s reporting currency. All balance sheet items are translated into U.S. dollars based on the exchange rate on the balance sheet date and revenue and expenses are translated at the monthly weighted average rates of exchange. Translation gains and losses are recorded as foreign currency translation adjustments in other comprehensive income/(loss). Foreign exchange transaction gains and losses are included in other income/(loss), net in the accompanying consolidated statements of operations.

Certain Risks and Concentrations

Certain Risks and Concentrations

Prior to the Divestment, the Group’s principal business activities, through its subsidiaries, were in the Russian Federation. The ongoing geopolitical situation created critical risks for the Group and its respective operations. After successful completion of the Divestment, the Group’s exposure to geopolitical risks and uncertainties significantly decreased.

Concentration of Credit Risk

Financial instruments that potentially expose the Company to significant concentration of credit risk consist primarily of cash, cash equivalents, restricted cash and accounts receivable. The Group’s treasury policy addresses the level of credit exposure by working with different geographically diversified banking institutions, subject to their conformity to an established minimum credit rating.

Significant Customers

The Group’s retained businesses operate primarily in the Netherlands, the United States, and to a lesser extent in Israel and other international markets. Additionally, the Group owns a proprietary data center located in Finland. A significant portion of the Group’s revenues is derived from the core AI infrastructure business and to a lesser extent from Toloka business of providing data solutions for AI model training, evaluation and development, as well as from fees collected from users of TripleTen’s edtech platform. A substantial portion of the Group’s revenue is collected on a prepaid basis.

Due to the early development stage of the continuing businesses, the Group experiences concentration of revenues from individual customers. The following customers accounted for 10% or more of the Company’s revenue for the years ended December 31, 2022, 2023, and 2024:

The following customers accounted for 10% or more of the Company’s revenue for the years ended December 31, 2022, 2023, and 2024:
	Year ended December 31,
	2022	2023	2024
Customer A	*	*	21%
Customer B	20%	13%	17%
Customer C	54%	31%	*

* Customer did not represent 10% or more of revenue

Customer B and C accounted for 33% and 19% of accounts receivable, net, respectively, as of December 31, 2023. Customer A and B accounted for 50% and 10% of accounts receivable, net as of December 31, 2024.

Supplier Concentration

Certain capital expenditures can be made from a limited number of suppliers. One supplier accounted for 73% of total capital expenditures for the year ended December 31, 2024.

Revenue Recognition

Revenue Recognition

Revenue is recognized when the control of promised goods or services is transferred to the Group’s customers in an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. The Group identifies its contracts with customers and all performance obligations within those contracts. The Group then determines the transaction price and allocates the transaction price to the performance obligations based on their standalone selling prices within the Group’s contracts with customers, recognizing revenue when, or as, the Group satisfies its performance obligations. The Group excludes from the measurement of its revenues any tax collected on behalf of third parties.

The Group’s principal revenue streams and their respective accounting treatments are discussed below:

Revenues from the Nebius cloud platform

The Group operates a sophisticated cloud platform providing high-performance computing (HPC), managed Kubernetes services, object storage, and scalable GPU-powered solutions, specifically designed to train intensive AI workloads. Revenue from the cloud platform is recognized as services are provided, in accordance with customer contract due dates and contract model (on-demand “pay-as-you-go” model or “reserved capacity” model). Advance payments received by the Group from customers for services not yet rendered are recorded as deferred revenue on the Group’s consolidated balance sheets and recognized as revenue in the period when services are provided. The Group may accept a lower consideration than the amount promised per the contract for certain revenue transactions and certain customers may receive cash-based incentives or credits, which are accounted for as variable consideration when estimating the amount of revenue to recognize. The Group believes that there will be no significant changes to the estimates of variable consideration.

Revenues from Toloka data solutions for AI models training, evaluation and development

Toloka offers data for Generative AI solutions and projects by leveraging both AI-powered labeling and human expert input.

The Group recognizes revenues from data solutions as services are transferred to the customers, and in accordance with due dates of a customer contract. For managed contracts, which stipulate the end-to-end project management, where Toloka oversees the entire process, from task design to quality control and delivery, revenue is recognized proportionally based on the volume of services delivered over the contract duration.

The Group may accept lower consideration than the amount promised per the contract for certain revenue transactions and certain customers may receive cash-based incentives or credits, which are accounted for as variable consideration when estimating the amount of revenue to recognize. The Group believes that there will be no significant changes to the estimates of variable consideration.

Revenues from TripleTen educational technology services

The Group provides educational services to individual customers (students) through boot camps and project-based learning opportunities by providing online educational products. These services allow students to graduate with professional certificates and portfolios to proceed with building a career in tech.

The Group recognizes revenue in accordance with principles set in ASC 606 Revenue from Contracts with Customers. For TripleTen, the performance obligations include providing students with access to educational content, such as lessons, materials, and resources. The fees for educational courses are allocated to the performance obligation of providing the course to the student, which is typically the fixed price at inception of the course. Revenue is recognized proportionally over the duration of the course provided to a student, including course extensions. Advance payments received by the Group from customers for services not yet rendered are recorded as deferred revenue in the Group’s consolidated balance sheets and recognized as revenue in the period services are provided.

Cost of Revenues

Cost of Revenues

Cost of revenues primarily consists of costs of co-location of data center facilities, the electricity, utility and maintenance costs in data centers, direct costs of expert contractors and crowdsourcing, and other related expenses. The Group’s owned Finland data center together with rented data center facilities are significant components of the Group’s cost of revenues.

Product Development Expenses

Product Development Expenses

Product development expenses consist primarily of personnel costs incurred for the development of, enhancement to and maintenance of the Group’s technology platforms. Product development expenses also include rent and utilities attributable to office spaces occupied by development staff.

The Group’s development expenditures, including costs to develop software products, are expensed before technological feasibility is reached. Technological feasibility is typically reached shortly before the release of such products and, as a result, development costs that meet the criteria for capitalization were not material for the years ended December 31, 2022, 2023 and 2024. Product development expenses related to relatively minor upgrades, enhancements and maintenance are expensed as incurred.

Advertising and Promotional Expenses

Advertising and Promotional Expenses

The Group expenses advertising and promotional costs in the period in which they are incurred. For the years ended December 31, 2022, 2023, and 2024, advertising and promotional expenses totaled approximately $16.8, $15.6, and $25.3, respectively.

Social Security Contributions

Social Security Contributions

The Group makes contributions to governmental pension, medical and social funds on behalf of its employees. These contributions are expensed as incurred. These contributions are subject to changes in national laws and regulations, which the Group monitors for compliance. In the Netherlands the amount is calculated based on rates from 16.76% to 21.76%. The rates for 2024 for other companies range from 5.33% to 33.80%; income thresholds are usually applied.

Share-Based Compensation

Share-Based Compensation

The Company has historically granted equity awards to the Group’s employees, directors and consultants in respect of the Company’s Class A ordinary shares, including restricted share units (“RSUs”) and performance share units (“PSUs”); as well as equity awards in respect of individual business units or subsidiaries (“Business Unit Equity Awards”), including synthetic options (“Synthetic Options”) (collectively, “Share-Based Awards”).

The fair value of RSUs is measured based on the fair market values of the underlying shares on the dates of grant. The fair value of PSUs is measured using the Monte-Carlo pricing model. The Group estimates the fair value at the grant date of Synthetic Options and other Business Unit Equity Awards that are expected to vest using the Black-Scholes-Merton (“BSM”) pricing model or the Monte-Carlo pricing model and recognizes the fair value on a straight-line basis over the requisite service period. These models incorporate assumptions such as stock price volatility, contractual terms, maturity, risk free rates and expected dividends. The expense per RSU, Synthetic Option and other Business Unit Equity Award is recognized on a straight-line basis over the requisite service period.

The assumptions used in calculating the fair value of Share-Based Awards represent the Group’s best estimates, but these estimates involve inherent uncertainties and the application of management judgment. As a result, if factors change or the Group uses different assumptions, the Group’s share-based compensation expense could be materially different in the future. The Group accounts for forfeitures as they occur.

Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modification awards”). The compensation costs associated with modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modification awards, the Group recognizes share-based compensation over the vesting periods of the new awards, which comprises (1) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (2) any unrecognized compensation cost of the original award, using either the original term or the new term, whichever is higher for each reporting period.

Income Taxes

Income Taxes

Current provision for income tax is calculated as the estimated amount expected to be recovered from or paid to the taxing authorities based on the taxable income for the period. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for carryforwards. Deferred tax assets, including those for operating loss carryforwards, and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the deferred tax asset or liability is expected to be recovered or settled. Deferred tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. Deferred tax assets are reduced by a valuation allowance to the amount that is more likely than not to be realized. In making such a determination, management considers all available evidence, including future reversals of existing taxable temporary differences, projected future taxable income, limitations and enacted changes to the tax legislation in respective jurisdictions, tax-planning strategies, and results of recent operations.

The Group accounts for uncertainty in tax positions recognized in the consolidated financial statements by recognizing a tax benefit from a tax position when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. For those tax positions that meet the more-likely-than-not recognition threshold, the Group recognizes tax benefit measured as the largest amount with a realization possibility exceeding 50 percent. Income tax positions must meet a more-likely-than-not recognition threshold at the effective date to be recognized.

Comprehensive Income/(Loss)

Comprehensive Income/(Loss)

Comprehensive income/(loss) is defined as the change in equity during a period from non-owner sources. U.S. GAAP requires the reporting of comprehensive income/(loss) in addition to net income/(loss). Comprehensive income/(loss) of the Group includes net income/(loss) and foreign currency translation adjustments. For the years ended December 31, 2022, 2023 and 2024 total comprehensive income/(loss) included, in addition to net income/(loss), the effect of translating the financial statements of the Group’s legal entities from these entities’ functional currencies into U.S. dollars.

Accumulated other comprehensive loss of $2,367.5 and $22.1 as of December 31, 2023 and 2024, respectively, consists solely of cumulative foreign currency translation adjustment.

In 2024, as a result of the Divestment and the change in reporting currency, the Group reclassified the accumulated other comprehensive loss totaling $2,428.6 from equity to earnings.

Noncontrolling Interests

Noncontrolling Interests

Interests held by third parties in consolidated majority-owned subsidiaries are presented as noncontrolling interests, which represent the noncontrolling stockholders’ interests in the underlying net assets of the Group’s consolidated majority-owned subsidiaries. Noncontrolling interests that are not redeemable are reported in the equity section of the consolidated balance sheets. The net income/(loss) attributable to noncontrolling interests reflects the share of the net income/(loss) of the Group’s consolidated subsidiaries, in which there are noncontrolling interests.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of financial instruments carried on the balance sheets such as cash and cash equivalents, short-term deposits, restricted cash, accounts receivable, accounts payable, accrued and other liabilities approximate their respective fair values due to the short-term nature of those instruments.

Fair value considerations related to the business combination entered into during the reporting period and other financial instruments are disclosed in Note 3 and Note 6, respectively.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1—observable inputs that reflect quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2—inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Level 3— unobservable inputs that are supported by little or no market activities.

Term Deposits

Term Deposits

Bank deposits are classified as cash and cash equivalents if the original maturities are three months or less. Bank deposits, that have original maturities of longer than three months, are classified as (i) current term deposits if they are repayable in less than twelve months; and (ii) non-current term deposits if they are repayable in more than one year.

Allowance for Credit Losses

Allowance for Credit Losses

The Group maintains an allowance for credit losses for expected uncollectible accounts receivable, which is recorded as an offset to the respective receivable, and changes in such amounts are classified as sales, general and administrative expenses in the consolidated statements of operations. The Group determined that the expected loss rates should be calculated using the historical loss rates adjusted for current market conditions and reasonable and supportable forecasts of future economic conditions such as changes in inflation rates to inform adjustments to historical loss data. The historical rates are calculated for each of the aging categories used for pooling receivables. To determine the collected portion of each bucket, the collection time of each receivable is identified. To determine the appropriate allowance for expected credit losses, the Group considers certain historical information and credit quality indicators, such as aging, collection history, and creditworthiness of debtors. The Group assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist and on an individual basis when the Group identifies specific customers with known disputes or collectability issues.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost and depreciated using the straight-line method over their useful lives. Capital expenditures incurred before property and equipment are ready for their intended use are capitalized as assets not yet in use.

The depreciable amount of property and equipment is its cost less its residual (salvage) value (if applicable). Depreciation is computed under the straight-line method using estimated useful lives as follows:

Estimated useful lives
Server and network equipment	4.0 years
Infrastructure systems and equipment	3.0-10.0 years
Office furniture and equipment	3.0 years
Buildings	20.0 years
Other property and equipment	2.0-5.0 years

Land is not depreciated.

Depreciation of assets included in assets not yet in use commences when they are ready for the intended use.

Leases

Leases

The Company leases co-location space at data center facilities and, to a lesser extent, corporate offices, all of which are operating leases.

The Group determines if an arrangement is or contains a lease at inception by assessing whether the arrangement contains an identified asset and whether it has the right to control the identified asset. Right-of-use (“ROU”) assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Lease liabilities are recognized at the lease commencement date based on the present value of future lease payments over the lease term. ROU assets are based on the measurement of the lease liability and also include any lease payments made prior to or on lease commencement and exclude lease incentives and initial direct costs incurred, as applicable.

To determine the present value of its lease payments, the Group utilizes the interest rate implicit in the lease agreement. If the implicit interest rate in the Group’s leases is unknown, the Group uses its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of future lease payments. The Group gives consideration to its credit risk, term of the lease and total lease payments and adjusts for the impacts of collateral, as necessary, when calculating its incremental borrowing rates. The lease terms may include options to extend or terminate the lease when it is reasonably certain the Group will exercise any such options. Lease costs for the Group’s operating leases are recognized on a straight-line basis within operating expenses over the lease term.

The Group determines lease payments related to the use of the underlying leased assets at lease commencement and lease modification dates. Based on the terms of the individual lease agreement, such lease payments may represent fixed payments (including in-substance fixed payments) or variable lease payments.

The Group separates its leases into leases of office spaces and data center facilities by their class of underlying assets. For both classes the Group separately accounts for lease and non-lease components based on the identifiable standalone price of such non-lease components and, as a result, allocates part of lease contract consideration to the non-lease component and accounts for it separately. The Group has also elected to not apply the recognition requirement to any leases within its existing classes of assets with a term of 12 months or less.

A change to the terms and conditions of a contract that results in a change in the scope of or the consideration for a lease is assessed by the Group to determine whether the modified contract contains a lease. If the modification results in a separate contract, the Group continues to account for the unmodified original contract and a separate new contract arising from the modification. If the modification is not a separate contract, the Group remeasures the corresponding ROU asset and lease liability, adjusted for the circumstances of the particular contract and its modification. In the event of a full or a partial termination, any difference between the changes in lease liability and ROU asset is recognized in profit or loss at the effective date of the modification.

Equity Method Investments

Equity Method Investments

Investments in the stock of entities in which the Group can exercise significant influence but does not own a majority equity interest or otherwise control are accounted for under the equity method. The Group records its share of the results of these companies within the income/(loss) from equity method investments line on the consolidated statements of operations or as an adjustment to equity to reflect the Group’s share in the changes of the investee’s capital.

Following the loss of significant influence over equity method investments without readily determinable fair values the Group accounts for these investments under the measurement alternative at its cost less impairment.

The Group reviews its equity method investments for other-than-temporary impairment whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. Investments identified as having an indication of impairment are subject to further analysis to determine if the impairment is other-than-temporary and this analysis requires estimating the fair value of the investment. The determination of fair value of the investment involves considering factors such as current economic and market conditions, the operating performance of the company including current earnings trends and forecasted cash flows, and other company and industry specific information. Once a decline in fair value is determined to be other-than-temporary, an impairment charge is recorded to other income/(loss), net in the consolidated statements of operations and a new cost basis in the investment is established.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill represents the excess of purchase consideration over the Group’s share of fair value of the net assets of acquired businesses. During the measurement period, which may be up to one year from the acquisition date, the Group may apply adjustments to the assets acquired and liabilities assumed with a corresponding offset to goodwill. Goodwill is not subject to amortization but is tested for impairment at least annually.

The Group performs a qualitative assessment to determine whether further impairment testing on goodwill is necessary. If the Group believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, a quantitative impairment test is required. Otherwise, no further testing is required. The quantitative impairment test is performed by comparing the carrying value of each reporting unit’s net assets (including allocated goodwill) to the fair value of those net assets. If the reporting unit’s carrying amount is greater than its fair value, the Group recognizes a goodwill impairment charge for the amount by which the carrying value of a reporting unit exceeds its fair value.

The Group recognized goodwill impairment in the amount of nil, $13.7 and nil for the years ended December 31, 2022, 2023 and 2024, respectively. All of the Group’s historical goodwill and acquisition-related intangible assets were directly attributable to the Divested Businesses and included in the non-current assets of discontinued operations in the Group’s consolidated balance sheets. Goodwill impairment and acquisition-related intangible assets amortization are presented within results of discontinued operations in the Group’s consolidated statement of operations.

Impairment of Long-lived Assets Other Than Goodwill

Impairment of Long-lived Assets Other Than Goodwill

The Group evaluates the carrying value of long-lived assets other than goodwill for impairment whenever events or changes in circumstances indicate that the carrying amounts of the assets may not be recoverable. When such a determination is made, management’s estimate of undiscounted cash flows to be generated by the assets is compared to the carrying value of the assets to determine whether impairment is indicated. If impairment is indicated, the amount of the impairment recognized in the consolidated financial statements is determined by estimating the fair value of the assets and recording a loss for the amount by which the carrying value exceeds the estimated fair value. This fair value is usually determined based on estimated discounted cash flows.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07 "Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures" which expands annual and interim disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses. The standard is effective for annual periods beginning January 1, 2024, and for interim periods beginning January 1, 2025, with early adoption permitted.

The Group adopted the standard effective January 1, 2024.

Effect of Recently Issued Accounting Pronouncements Not Yet Effective

Effect of Recently Issued Accounting Pronouncements Not Yet Effective

In December 2023, the FASB issued ASU 2023-09 "Income Taxes (Topics 740): Improvements to Income Tax Disclosures" to expand the disclosure requirements for income taxes, specifically related to the rate reconciliation and income taxes paid. The standard is effective for annual periods beginning January 1, 2025, with early adoption permitted. The Group is currently evaluating the effect that the adoption of this ASU will have on the consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03 "Income Statement: Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40)" to improve the disclosures about an entity’s expenses. Upon adoption, it will be required to disclose in the notes to the financial statements a disaggregation of certain expense categories included within the expense captions on the face of the income statement. The standard is effective for annual periods beginning January 1 2027, with early adoption permitted. The standard can be applied either prospectively or retrospectively. The Group is currently evaluating the effect that the adoption of this ASU will have on the consolidated financial statements.

No other recent accounting pronouncements were issued by FASB or the SEC that are believed by management to have a material impact on the Group’s present or future consolidated financial statements.